Directors and Senior Management - Summary of Directors and Senior Management Expenses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Directors And Senior Management Expense [Line Items]
Share-based compensation	$ 531	$ 802	$ 693
Total	13,386	14,316	15,726
Directors and Senior Management [Member]
Disclosure Of Directors And Senior Management Expense [Line Items]
Short-term benefits	26	23	21
Retirement benefits	3	3	3
Share-based compensation	14	17	15
Termination and related amounts		3	4
Total	$ 43	$ 46	$ 43